Marketable Securities - Disclosure of Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Marketable Securities Disclosure [Abstract]
Balance, beginning of year	$ 83,724	[1]	$ 0
Additions	3,755		158,101
Dispositions	0		(9,663)
Change in fair value recognized in profit or loss	(65,553)		(64,714)
Balance, end of year	$ 21,926		$ 83,724	[1]

[1]	Adjustment to provisional amounts — refer to note 5(b).